CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 175,308	$ 1,846,704	$ 137,637
Accounts receivable, net of allowances of $460,155, $483,349 and $381,234 at September 30 2016, December 31, 2015 and 2014, respectively	2,871,603	1,079,145	1,811,006
Inventories, net	4,229,070	2,784,610	1,724,507
Prepaid expenses and other current assets	574,450	381,205	270,263
Total current assets	7,850,431	6,091,664	3,943,413
Equipment, net	173,804	205,132	67,142
Other assets	542,193	573,049	0
Total assets	8,566,428	6,869,845	4,010,555
Current liabilities
Bank credit line	2,141,799	0	840,585
Accounts payable	1,851,778	1,423,503	726,627
Accrued expenses	948,709	292,756	284,736
Total current liabilities	4,942,286	1,716,259	1,851,948
Total liabilities	4,942,286	1,716,259	1,851,948
Commitments and contingencies (Note 6)
Stockholders' equity
Common stock: Authorized: 25,000,000 shares at $0.01 par value Issued and outstanding: 13,976,059, 13,477,803 shares and 7,982,704 shares at September 30, 2016, December 31, 2015 and 2014, respectively	139,761	134,778	79,827
Additional paid-in capital	38,374,431	37,965,230	34,192,066
Accumulated deficit	(34,890,050)	(32,946,422)	(32,113,286)
Total stockholders' equity	3,624,142	5,153,586	2,158,607
Total liabilities and stockholders' equity	$ 8,566,428	$ 6,869,845	$ 4,010,555